FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
Liabilities Measured on Recurring Basis
The Company's liabilities as of December 31, 2014 that are measured at fair value on a recurring basis are summarized below:

	Level 1	Level 2	Level 3
Current liabilities:
-Interest rate collar (included in other liabilities)	-	609	-
-Interest rate swaps (included in other liabilities)	-	577	-
Noncurrent liabilities:
-Interest rate collar (included in other liabilities)	-	162	-
-Interest rate swaps (included in other liabilities)	-	206	-

Fair Value of Other Financial Assets and Liabilities
The estimated fair value of the Company's other financial assets and liabilities were as follows:

	At December 31,
	2014		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
ASSETS

Cash and cash equivalents	$34,982	$34,982	$72,625	$72,625
Restricted cash (current and noncurrent portion)	12,718	12,718	13,595	13,595

LIABILITIES

Long term financial debt (current and non-current portion – Note 5) (1)	$466,034	$475,763	$498,397	$516,397

(1)	The fair value of long term financial debt is measured using Level 2 fair value inputs.